Right-Of-Use Assets and Operating Lease Liabilities	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Right-Of-Use Assets and Operating Lease Liabilities

5. Right-of-Use Assets and Operating Lease Liabilities

The Company leases certain corporate office spaces under an operating lease agreement. Lease assets are presented as operating lease right-of-use assets and the related liabilities are presented as lease liabilities in the Company’s consolidated balance sheets.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in lease arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

In September 2020, Restaurant.com signed a lease for its office located in Arlington Heights, Illinois. The lease has a term of 36 months and an average base rent of approximately $7,600 per month. The Company recorded a right-of-use asset and lease liability of $257,909 based upon the present value of all lease payments and a corresponding lease liability of $257,909.

Right-of-use asset activity consisted of the following during the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020

Balance, beginning of period	$332,615	$136,750
Additions	-	257,909
Amortization	(112,876)	(62,044)
Balance, end of period	$219,739	$332,615

Liabilities under operating lease obligations activity consisted of the following during the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020

Balance, beginning of period	$322,951	$106,839
Additions	-	257,909
Lease payments	(100,855)	(41,797)
Balance, end of period	222,096	322,951
Less current portion	(110,499)	(100,856)
Non-current portion	$111,597	$222,095

Maturities of the Company’s operating lease liabilities are as follows as of December 31, 2021:

Year Ending December 31:
2022	$110,499
2023	89,000
2024	24,000
2025	-
Total lease payments	223,499
Less: Imputed interest	(1,403)
Total operating lease liability	$222,096